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May 31, 2007

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Subject: Registration of Flexible Purchase Payment Variable Deferred Annuity
         Contracts (the "Registration Statement") - Selective Review Requested

Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 2 (the "Separate Account"), we hereby submit for filing an initial registration statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for the purpose of registering flexible purchase payment variable deferred annuity contracts (the "Contract").

The Contract has features that are substantially the same as those that appear in other registration statements filed on behalf of the Company and its separate accounts and recently reviewed by the staff. This Contract, however, was specifically modeled after an existing registration statement that was recently reviewed by the Staff of the Securities and Exchange Commission. That product is known by its marketing name, "RetireReady Bonus," and was most recently reviewed as part of a new registration statement filed on February 9, 2007 and a Pre-Effective Amendment filed on April 20, 2007 (SEC File
No. 333-140575).

This Registration Statement is substantially similar to RetireReady Bonus except for the following: (i) this contract does not include a bonus feature and (ii) this Contract permits an owner to elect a contract with a surrender charge or without a surrender charge (the "Full Access" option) at application. All of the other features offered in and the disclosures for the Contract are substantially the same as those in RetireReady Bonus. We will provide you with a copy of the Registration Statement that is marked against the registration statement for RetireReady Bonus to show the revisions that were made.

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The United States Securities
 and Exchange Commission
May 31, 2007
Page 2

Based on the foregoing, we request that the Registration Statement receive selective review.

The original, manually signed paper version of the Registration Statement will be maintained on file with the Company.

Should you have any questions with regard to this filing, please do not hesitate to contact me at 804.289.3545 or by e-mail at michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas
---------------------------
Michael D. Pappas
Associate General Counsel

Cc: Mark Cowan
Office of Insurance Products